Offerings - Offering: 1	Aug. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.001 per share
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	2.17
Maximum Aggregate Offering Price	$ 17,360,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,657.82
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based on the average the high and low sale price of the Registrant’s Class A Ordinary Shares, par value $0.001 per share (the “Class A Shares”) as reported on the NYSE American on August 15, 2025 which date is within five business days prior to the filing of this Registration Statement.

Represents the maximum of 8,000,000 Class A Shares currently reserved for issuance pursuant to Mega Matrix Inc. 2025 Equity Incentive Plan, and subject to adjustment as provided for therein.